EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [Abstract]
Employee benefits expenses	$ 2,631,298	$ 3,408,910	$ 4,083,605